Share-based compensation - Additional information (Details)				1 Months Ended	12 Months Ended
	Sep. 30, 2019 CNY (¥) ¥ / shares shares	Oct. 18, 2018 shares	Apr. 01, 2018 ¥ / shares shares	Feb. 29, 2020 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥)	Sep. 30, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 ¥ / shares	Oct. 31, 2018
Share-based compensation
Fair value per share | ¥ / shares	¥ 43.92
Stock repurchased during period, shares							578,304	1,177,499
Incremental compensation cost | ¥									¥ 28,224,142
Stock repurchase value | ¥					¥ 108,967,252		¥ 107,151,908	¥ 526,530,728
Recognized compensation expense | ¥								7,451,210
Share-based compensation expenses					¥ 66,741,438	$ 9,676,599	¥ 132,139,459	142,154,361
Nonolive
Share-based compensation
Transfer restriction and repurchase consideration per share | $ / shares											$ 1
Number of shares issued subject to transfer restriction	2,163,325
Restricted Stock Units (RSUs)
Share-based compensation
Forfeited of unvested restricted shares				557,455	750	750
Fair value per share of the restricted equity | ¥ / shares							¥ 274.55
Share units vested | ¥					¥ 110,259,005		¥ 189,791,199
Restricted Stock Units (RSUs) | Nonolive | Founder One
Share-based compensation
Stock repurchased during period, shares	444,444
Restricted Stock Units (RSUs) | 2018 Restricted Share Unit Scheme
Share-based compensation
Total unrecognized share-based compensation expense | ¥					0		72,612,268
Share-based compensation expenses | ¥					66,741,438		132,139,459	134,124,800
Ordinary shares issued to trust as a reserve pool for future issuance of equity share			2,106,321
Restricted share units, effective period			10 years
Restricted share units, grants in period			2,098,069
Fair value per share of the restricted equity | ¥ / shares			¥ 274.51
Restricted Stock
Share-based compensation
Fair value per share | ¥ / shares									¥ 43.92
Restricted Stock | Nonolive
Share-based compensation
Stock repurchased during period, shares	1,696,895
Restricted Stock | Nonolive | Founder One
Share-based compensation
Transfer restriction and repurchase consideration per share | $ / shares											$ 1
Repurchase of shares | ¥	¥ 100,000,000
Stock repurchased during period, shares	1,039,780
Restricted Stock | 2018 Restricted Share Unit Scheme
Share-based compensation
Restricted share units, vesting condition			The restricted share units will begin vesting by equal instalment for 36 months upon a qualified IPO.
Gogo Glocal Holding Limited
Share-based compensation
Stock repurchased during period, shares				1,429,906
Stock repurchase value | $				$ 1
Gogo Glocal Holding Limited | Restricted Stock
Share-based compensation
Ordinary shares issued in connection of the acquisition		4,900,000
Percentage of equity issued in connection of the acquisition														46.00%
Transfer restriction and repurchase consideration per share | $ / shares												$ 1
Requisite employment service period										15 months
Aggregate fair value of the restricted equity | ¥										¥ 90,425,865
Share-based compensation expenses | ¥					¥ 0		¥ 0	¥ 8,029,561
Fair value per share of the restricted equity | ¥ / shares													¥ 18.45